Lease - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease cost:
Operating lease cost	$ 6,480,093
Short-term lease cost	2,612,901
Finance lease cost:
Amortization of ROU assets	2,465,268
Interest on the lease liabilities	1,019,758
Total lease cost	12,578,020
Operating lease expenses		$ 9,614,639	$ 5,132,393
Supplemental cash flow information related to leases
Operating cash flows for operating leases	6,275,565
Operating cash flows for finance leases	1,393,198
Financing cash flows for finance leases	$ 6,135,547	$ 7,521,441	$ 4,196,345